Commitments, Contingencies and Guarantees (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Detailed Information About Leases	t December 31, 2021, the contractual undiscounted cash flows for our lease obligations were as follows:

Years ending December 31	Total
2022	$40.4
2023	33.5
2024	21.2
2025	16.1
2026	12.8
Thereafter	39.0
$163.0
Other lease related expenses that were recognized in the consolidated statement of operations are as follows:

Year ended December 31	2019	2020	2021
Interest expense on lease obligations	$6.6	$6.1	$6.6
Variable lease payments not included in the measurement of lease obligations	$0.7	$0.8	$0.9
Expenses relating to short-term leases or low-value leases	$4.6	$3.7	$1.5
At December 31, 2021, we had commitments (not recognized as liabilities as of such date) under IT support agreements that require future minimum payments as follows:

2022	$27.3
2023	23.5
2024	20.9
2025	16.8
2026	13.3
Thereafter	24.9
Total future minimum payments	$126.7

At December 31, 2021, we had lease commitments under the Headquarters Lease and the Texas Lease (not recognized as liabilities as of such date) which require future minimum lease payments as follows:

2022	$2.6
2023	3.8
2024	5.3
2025	5.4
2026	5.4
Thereafter	40.0
Total future minimum lease payments	$62.5